CONTRIBUTED EQUITY, Issued Capital (Details) - USD ($)	Dec. 31, 2023	Jun. 30, 2023	Dec. 31, 2022	Jun. 30, 2022
Issued capital [abstract]
224,297,550 ordinary shares (June 30, 2023: 193,493,973)	$ 78,897,119	$ 58,764,248
Contributed Equity [Member]
Issued capital [abstract]
224,297,550 ordinary shares (June 30, 2023: 193,493,973)	$ 78,897,119	$ 58,764,248	$ 44,914,632	$ 29,782,268
Number of ordinary shares issued (in shares)	224,297,550	193,493,973